EQUITY METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY METHOD INVESTMENT
Schedule of equity method investment	The table below details the activity from equity method investments for the years ended December 31, 2021 and 2020 (stated in thousands).

Balance, December 31, 2019	$2,360
Share of losses	(1,194)
Distributions	(558)
Balance, December 31, 2020	$608
Share of losses	225
Distributions	(308)
Balance, December 31, 2021	$525